VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—6.6%
U.S. Treasury Notes
4.375%, 8/15/26	$10,325	$10,330
3.875%, 3/31/27	405	405
3.500%, 10/31/27	6,815	6,756
3.375%, 12/31/27	4,140	4,093
3.500%, 2/15/29	2,100	2,065
4.000%, 7/31/29	3,790	3,772
Total U.S. Government Securities (Identified Cost $27,521)		27,421

Foreign Government Securities—0.8%
Dominican Republic
144A 5.500%, 2/22/29(1)	287	287
RegS 6.950%, 3/15/37(2)	311	330
Federative Republic of Brazil 6.625%, 3/15/35	386	397
Republic of Guatemala 144A 6.600%, 6/13/36(1)	80	85
Republic of Philippines
4.375%, 3/5/30	140	139
4.750%, 3/5/35	140	136
Republic of South Africa 144A 6.125%, 12/11/37(1)	208	205
Romanian Government International Bond
144A 5.875%, 1/30/29(1)	1,005	1,014
144A 5.750%, 9/16/30(1)	613	616
144A 7.125%, 1/17/33(1)	223	237
Total Foreign Government Securities (Identified Cost $3,409)		3,446

Mortgage-Backed Securities—27.6%
Agency—7.9%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	1,698	1,743
Pool #SD3238 5.500%, 12/1/52	888	897
Pool #SD8309 6.000%, 3/1/53	2,315	2,378
Pool #SD8492 5.000%, 1/1/55	1,517	1,494
Pool #SD8494 5.500%, 1/1/55	3,923	3,941
Pool #SD8505 5.000%, 2/1/55	2,082	2,050
Pool #SL1127 6.000%, 12/1/54	3,365	3,443
Pool #SL2922 5.500%, 10/1/55	1,821	1,829
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	43	43
Pool #AD3841 4.500%, 4/1/40	13	13
	Par Value	Value

Agency—continued
Pool #AL7532 3.000%, 11/1/27	$14	$14
Pool #AO5149 3.000%, 6/1/27	4	4
Pool #AS5730 3.000%, 9/1/30	136	132
Pool #FA0685 6.000%, 1/1/55	1,926	1,974
Pool #FA1728 6.000%, 10/1/53	3,643	3,750
Pool #FA4052 5.500%, 7/1/55	2,105	2,113
Pool #FS4438 5.000%, 11/1/52	1,742	1,725
Pool #FS8791 6.000%, 8/1/54	1,451	1,484
Pool #MA0908 4.000%, 11/1/31	44	43
Pool #MA3663 3.500%, 5/1/49	129	119
Pool #MA4805 4.500%, 11/1/52	1,804	1,740
Pool #MA5072 5.500%, 7/1/53	1,527	1,539
Government National Mortgage Association 2025-125, JA 5.000%, 11/16/50(3)	566	565
		33,033

Non-Agency—19.7%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(3)	648	623
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.369%, 6/15/40(1)(3)	1,525	1,532
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	233	227
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	218	211
2022-5, A1 144A 4.500%, 5/25/67(1)(3)	810	808
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	594	579
2020-1, A1B 144A 2.100%, 3/25/55(1)	240	236
Aspire Mortgage Trust 2026-1, A1 144A 4.855%, 1/25/66(1)(3)	1,175	1,162
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 4.923%, 7/15/37(1)(3)	1,350	1,313
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	96	94
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.017%, 3/15/41(1)(3)	656	656
BX Trust
2019-OC11, D 144A 4.075%, 12/9/41(1)(3)	710	671
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.169%, 3/15/30(1)(3)	$863	$861
Chase Mortgage Finance Corp. 2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	251	235
Citigroup Mortgage Loan Trust, Inc.
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	1,116	1,093
2025-INV1, A2 144A 6.000%, 1/25/55(1)(3)	592	602
COLT Mortgage Loan Trust
2022-3, A1 144A 4.204%, 2/25/67(1)(3)	1,080	1,048
2023-3, A1 144A 7.180%, 9/25/68(1)(3)	552	553
2023-4, A1 144A 7.163%, 10/25/68(1)(3)	505	506
2024-5, A1 144A 5.123%, 8/25/69(1)(3)	749	745
2026-3, A1 144A 5.119%, 5/25/71(1)(3)	893	886
CoreVest American Finance Trust 2018-1, D 144A 4.920%, 6/15/51(1)	492	487
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	64	59
EFMT
2025-NQM6, A1A 144A 5.001%, 12/25/70(1)(3)	1,630	1,617
2026-NQM7, A1 144A 5.598%, 7/25/71(1)(3)	790	790
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	62	60
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	1,091	1,040
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	329	285
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(1)(3)	1,176	1,177
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	870	866
FS 2026-ORL, A (1 month Term SOFR + 1.350%, Cap N/A, Floor 1.350%) 144A 4.975%, 2/15/41(1)(3)	860	861
GCAT Trust
2020-NQM1, A1 144A 3.247%, 1/25/60(1)(3)	486	482
2023-NQM2, A1 144A 5.837%, 11/25/67(1)(3)	700	697
GS Mortgage-Backed Securities Trust 2023-PJ4, A15 144A 6.000%, 1/25/54(1)(3)	729	730
Hudson Yards Mortgage Trust
2025-SPRL, A 144A 5.649%, 1/13/40(1)(3)	1,720	1,747
2026-10HY, A 144A 5.086%, 12/10/39(1)(3)	970	974
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 5.380%, 5/25/67(1)(3)	508	506
	Par Value	Value

Non-Agency—continued
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.358%, 1/25/63(1)(3)	$614	$596
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	80	76
2015-1, AM1 144A 5.012%, 12/25/44(1)(3)	20	20
2015-5, A2 144A 5.189%, 5/25/45(1)(3)	105	105
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	114	98
2017-5, A1 144A 4.726%, 10/26/48(1)(3)	51	51
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(3)	399	400
2025-CES1, A1 144A 5.666%, 5/25/55(1)(3)	537	538
2025-CES2, A1 144A 5.592%, 6/25/55(1)(3)	643	644
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(3)	680	680
2025-NQM5, A1 144A 4.879%, 5/25/66(1)(3)	693	686
2026-ACES1, A1 144A 4.894%, 4/25/66(1)(3)	1,012	1,000
2026-CES1, A1A 144A 4.909%, 6/25/56(1)(3)	908	899
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	741	733
MFA Trust
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(3)	541	539
2025-NQM5, A1 144A 5.186%, 11/25/70(1)(3)	1,066	1,057
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	108	106
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(3)	347	345
2018-4, A1B 144A 3.500%, 4/25/66(1)(3)	955	937
2019-GS2, A1 144A 2.750%, 8/25/59(1)(3)	1,089	1,062
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	775	790
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 5.256%, 6/25/44(1)(3)	72	72
2024-INV4, A1 144A 6.000%, 9/25/54(1)(3)	340	345
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,200	1,152
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	276	267
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	297	287
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	780	736
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	489	470
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2026-NQM3, A1 144A 4.833%, 2/25/66(1)(3)	$715	$706
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	386	372
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,318	1,276
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(1)(3)	1,600	1,583
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	1,245	1,168
OBX Trust
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(3)	238	239
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(3)	666	664
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(3)	1,280	1,283
2024-HYB1, A1 144A 3.671%, 3/25/53(1)(3)	707	710
2024-HYB2, A1 144A 3.699%, 4/25/53(1)(3)	691	693
2024-NQM1, A1 144A 5.928%, 11/25/63(1)(3)	247	247
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(3)	535	536
2026-HYB1, A1A 144A 3.421%, 2/25/55(1)(3)	588	577
2026-NQM5, A1 144A 5.321%, 1/25/66(1)(3)	887	885
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 4.413%, 6/25/57(1)(3)	51	50
PMT Loan Trust
2024-INV2, A1 144A 6.000%, 12/25/59(1)(3)	588	599
2025-INV3, A3 144A 5.500%, 3/25/56(1)(3)	657	657
2025-INV7, A7 144A 6.000%, 6/25/56(1)(3)	810	813
PRKCM Trust
2025-AFC1, A1A 144A 5.101%, 10/25/60(1)(3)	1,273	1,266
2026-AFC3, A1 144A 5.384%, 5/1/61(1)(3)	645	643
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(3)	408	407
RCKT Mortgage Trust
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(3)	257	257
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(3)	857	861
2024-CES3, A1A 144A 6.591%, 5/25/44(1)(3)	1,178	1,186
2024-CES6, A1A 144A 5.344%, 9/25/44(1)(3)	923	922
2024-CES8, A1A 144A 5.490%, 11/25/44(1)(3)	448	449
2024-CES9, A1A 144A 5.582%, 12/25/44(1)(3)	633	634
2025-CES5, A1A 144A 5.687%, 5/25/55(1)(3)	784	787
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(1)(3)	1,150	1,156
	Par Value	Value

Non-Agency—continued
RIDE 2025-SHRE, B 144A 6.020%, 2/14/47(1)(3)	$900	$906
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	1,155	1,167
2024-CNTR, C 144A 6.471%, 11/13/41(1)	465	476
Sequoia Mortgage Trust
2026-4, A4 144A 5.500%, 3/25/56(1)(3)	746	744
2026-5, A4 144A 5.500%, 5/25/56(1)(3)	484	483
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	38	37
2021-3, A1 144A 1.127%, 6/25/56(1)(3)	944	817
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(1)(3)	1,325	1,330
Towd Point Mortgage Trust
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,251
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,526
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	991	972
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	58	58
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	169	164
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.363%, 5/25/58(1)(3)	1,450	1,454
2024-1, A1 144A 4.927%, 3/25/64(1)(3)	601	610
2024-CES1, A1A 144A 5.848%, 1/25/64(1)(3)	813	814
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	1,170	1,126
Verus Securitization Trust
2024-3, A1 144A 6.338%, 4/25/69(1)(3)	698	702
2025-11, A1 144A 4.914%, 11/25/70(1)(3)	732	727
2025-7, A1 144A 5.129%, 8/25/70(1)(3)	1,003	999
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	186	181
Visio Trust 2021-1R, A1 144A 1.280%, 5/25/56(1)	584	547
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(3)	215	187
		82,614

Total Mortgage-Backed Securities (Identified Cost $116,331)		115,647

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—30.5%
Automobiles—14.7%
ACM Auto Trust 2025-3A, A 144A 5.010%, 1/22/30(1)	$351	$349
American Credit Acceptance Receivables Trust
2024-4, C 144A 4.910%, 8/12/31(1)	1,080	1,081
2025-1, C 144A 5.090%, 8/12/31(1)	1,320	1,324
2025-2, D 144A 5.500%, 8/12/31(1)	1,030	1,040
2026-1, C 144A 4.550%, 1/12/33(1)	860	854
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	43	43
2024-1A, B 144A 6.870%, 6/17/30(1)	1,169	1,181
2025-1A, A2 144A 4.920%, 5/15/29(1)	788	790
Avis Budget Rental Car Funding LLC
(AESOP) 2021-1A, D 144A 4.080%, 2/20/28(1)	1,185	1,176
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	1,181	1,186
Bridgecrest Lending Auto Securitization Trust
2024-4, B 4.770%, 8/15/30	1,000	1,002
2025-1, C 5.150%, 12/17/29	955	959
2025-2, D 5.620%, 3/17/31	1,150	1,164
2026-1, C 4.440%, 11/17/31	1,240	1,225
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	1,300	1,295
Carvana Auto Receivables Trust
2021-N1, C 1.300%, 1/10/28	74	74
2021-N2, C 1.070%, 3/10/28	109	107
2021-N3, D 1.580%, 6/12/28	127	124
2021-P3, B 1.420%, 8/10/27	700	696
2022-N1, C 144A 3.320%, 12/11/28(1)	126	124
2022-N1, D 144A 4.130%, 12/11/28(1)	137	136
2023-N1, C 144A 5.920%, 7/10/29(1)	425	426
2023-N4, C 144A 6.590%, 2/11/30(1)	1,005	1,021
2024-N1, B 144A 5.630%, 5/10/30(1)	1,126	1,130
2024-N2, A3 144A 5.710%, 7/10/28(1)	127	127
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	1,000	1,005
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	548	551
	Par Value	Value

Automobiles—continued
2024-A, C 144A 5.740%, 4/15/30(1)	$665	$668
2024-C, C 144A 5.760%, 10/15/30(1)	1,045	1,052
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	539	541
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	1,035	1,045
DT Auto Owner Trust 2023-3A, C 144A 6.400%, 5/15/29(1)	645	648
Exeter Automobile Receivables Trust
2024-5A, B 4.480%, 4/16/29	690	690
2025-4A, B 4.400%, 5/15/30	1,130	1,128
2026-2A, C 4.910%, 8/16/32	1,060	1,055
Exeter Select Automobile Receivables Trust 2025-2, C 4.910%, 12/15/31	1,135	1,134
FHF Issuer Trust
2024-1A, A2 144A 5.690%, 2/15/30(1)	379	380
2024-1A, B 144A 6.260%, 3/15/30(1)	1,000	1,008
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	43	43
FinBe USA Trust 2025-1A, A 144A 5.700%, 12/15/28(1)	391	391
Flagship Credit Auto Trust 2024-3, B 144A 5.350%, 7/16/29(1)	1,070	1,070
GLS Auto Receivables Issuer Trust
2025-1A, D 144A 5.610%, 11/15/30(1)	1,150	1,162
2025-3A, C 144A 4.690%, 5/15/31(1)	1,250	1,246
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	1,315	1,328
2023-2A, A3 144A 6.380%, 2/15/29(1)	682	686
2024-3A, B 144A 5.640%, 8/15/30(1)	840	851
2025-1A, A2 144A 4.710%, 4/15/30(1)	822	823
2025-1A, B 144A 5.040%, 2/15/31(1)	350	352
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(1)	268	271
LAD Auto Receivables Trust
2023-2A, D 144A 6.300%, 2/15/31(1)	825	831
2023-3A, D 144A 6.920%, 12/16/30(1)	1,000	1,015
2023-4A, C 144A 6.760%, 3/15/29(1)	1,023	1,038
2024-3A, C 144A 4.930%, 3/15/30(1)	1,295	1,296
2025-1A, D 144A 5.520%, 5/17/32(1)	1,225	1,233
Lendbuzz Auto Receivables Trust 5.570%, 11/15/27	567	566
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Lendbuzz Securitization Trust
2024-1A, A2 144A 6.190%, 8/15/29(1)	$173	$174
2024-2A, A2 144A 5.990%, 5/15/29(1)	344	346
2024-3A, A2 144A 4.970%, 10/15/29(1)	419	419
2025-1A, A2 144A 5.100%, 10/15/30(1)	514	514
2025-1A, B 144A 5.470%, 11/15/30(1)	1,110	1,108
Lobel Automobile Receivables Trust 2026-1, A 144A 4.880%, 10/16/28(1)	1,103	1,101
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	133	134
Octane Receivables Trust
2025-1A, A2 144A 4.250%, 2/20/31(1)	1,056	1,054
2025-RVM1, A 144A 4.480%, 12/20/46(1)	830	824
OneMain Direct Auto Receivables Trust
2022-1A, C 144A 5.310%, 6/14/29(1)	1,210	1,211
2026-1A, A 144A 4.490%, 12/14/33(1)	1,050	1,040
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)(4)	261	262
SAFCO Auto Receivables Trust 2025-1A, A 144A 5.460%, 9/10/29(1)	500	499
Santander Drive Auto Receivables Trust 2025-4, C 4.520%, 1/15/32	850	844
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	722	728
United Auto Credit Securitization Trust 2022-2, D 144A 6.840%, 1/10/28(1)	124	124
Veros Auto Receivables Trust
2025-1, B 144A 5.540%, 7/16/29(1)	1,140	1,145
2026-1, B 144A 4.840%, 5/15/29(1)	1,240	1,237
Westlake Automobile Receivables Trust
2023-1A, C 144A 5.740%, 8/15/28(1)	207	207
2024-1A, B 144A 5.550%, 11/15/27(1)	223	223
2024-2A, B 144A 5.620%, 3/15/30(1)	1,000	1,003
2025-2A, D 144A 5.080%, 5/15/31(1)	1,235	1,235
2025-3A, A3 144A 4.220%, 6/15/29(1)	1,150	1,148
2026-1A, C 144A 4.370%, 6/16/31(1)	1,025	1,015
		61,336

Consumer Loans—0.5%
ACHV ABS Trust
2024-1PL, A 144A 5.900%, 4/25/31(1)	39	39
2025-1PL, B 144A 5.040%, 4/26/32(1)	353	352
	Par Value	Value

Consumer Loans—continued
Marlette Funding Trust 2024-1A, B 144A 6.070%, 7/17/34(1)	$117	$117
OneMain Financial Issuance Trust 2025-1A, B 144A 5.050%, 7/14/38(1)	1,130	1,126
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	366	361
Reach ABS Trust 2025-1A, A 144A 4.960%, 8/16/32(1)	286	287
		2,282

Credit Card—0.6%
CARDS II Trust 2026-1A, A (SOFR + 0.600%) 144A 4.227%, 4/15/31(1)(3)	1,260	1,263
Mission Lane Credit Card Master Trust 2026-A, A 144A 4.950%, 7/15/32(1)	1,035	1,030
		2,293

Equipment—0.0%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	60	60
Other—14.7%
Affirm Master Trust Series 2025-3A, A 144A 4.450%, 10/16/34(1)	1,000	992
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	140	140
Aqua Finance Issuer Trust 2026-A, A 144A 4.760%, 4/17/51(1)	876	867
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	127	123
2019-A, C 144A 4.010%, 7/16/40(1)	744	726
2024-A, B 144A 5.060%, 4/18/50(1)	1,080	1,068
BHG Owner Loan Trust Series 2026-1CON, B 144A 5.300%, 6/17/37(1)	1,000	996
BHG Securitization Trust 2021-B, B 144A 1.670%, 10/17/34(1)	142	142
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(1)	793	793
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	179	176
Castlelake Aircraft Structured Trust 2025-1A, A 144A 5.783%, 2/15/50(1)	1,153	1,157
CCG Receivables Trust
2024-1, B 144A 5.080%, 3/15/32(1)	1,250	1,259
2025-1, C 144A 4.890%, 10/14/32(1)	1,165	1,163
COOPR Residential Mortgage Trust 2025-CES3, A1A 144A 4.840%, 9/25/60(1)(3)	803	793
DB Master Finance LLC 2025-1A, A2I 144A 4.891%, 8/20/55(1)	647	639
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	34	34
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Other—continued
2023-2, B 144A 6.410%, 5/15/34(1)	$932	$938
2025-1, B 144A 4.980%, 8/15/35(1)	1,170	1,173
EFMT 2025-CES4, A1 144A 5.431%, 6/25/60(1)(3)	554	554
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	393	402
Foundation Finance Trust
2023-2A, A 144A 6.530%, 6/15/49(1)	444	456
2024-2A, A 144A 4.600%, 3/15/50(1)	594	588
GreenSky Home Improvement Issuer Trust 2025-3A, B 144A 4.660%, 12/27/60(1)	1,240	1,230
Hilton Grand Vacations Trust
2024-2A, A 144A 5.500%, 3/25/38(1)	387	392
2026-2A, A 144A 4.830%, 3/27/45(1)	1,045	1,044
HINNT LLC
2024-A, A 144A 5.490%, 3/15/43(1)	1,096	1,106
2025-A, B 144A 5.450%, 3/15/44(1)	608	611
Lendmark Funding Trust 2025-3A, A 144A 4.510%, 5/21/35(1)	1,250	1,230
Mariner Finance Issuance Trust 2025-AA, A 144A 4.980%, 5/20/38(1)	1,120	1,122
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(1)	1,000	1,003
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(1)	1,365	1,370
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	394	393
2021-1WA, B 144A 1.440%, 1/22/41(1)	189	184
2024-1A, A 144A 5.320%, 2/20/43(1)	535	540
NMEF Funding LLC
2023-A, B 144A 6.830%, 6/17/30(1)	1,000	1,008
2024-A, A2 144A 5.150%, 12/15/31(1)	342	343
2025-A, B 144A 5.180%, 7/15/32(1)	1,160	1,162
Oaktree ABF Equipment ST LLC 2026-1A, B 144A 4.910%, 10/17/33(1)	1,160	1,154
Octane Receivables Trust
2023-3A, B 144A 6.480%, 7/20/29(1)	1,013	1,017
2024-1A, B 144A 5.660%, 5/20/30(1)	1,045	1,053
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	954	955
PEAC Solutions Receivables LLC
2024-1A, B 144A 5.790%, 11/20/30(1)	1,050	1,066
2025-1A, C 144A 5.490%, 7/20/32(1)	800	807
	Par Value	Value

Other—continued
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	$1,032	$1,038
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	418	424
RCKT Trust 2025-1A, B 144A 4.990%, 7/25/34(1)	1,365	1,365
Reach ABS Trust 2025-2A, B 144A 5.120%, 8/18/32(1)	1,135	1,131
Regents Capital Equipment Receivables LLC 2026-1A, A 144A 5.110%, 1/31/34(1)	254	255
Regional Management Issuance Trust 2024-2, A 144A 5.110%, 12/15/33(1)	1,065	1,066
RKTL 2026-2A, B 144A 4.850%, 5/25/35(1)	1,050	1,049
Santander Mortgage Asset Receivable Trust 2025-CES1, A1A 144A 5.036%, 9/25/55(1)(3)	671	664
Scooters Coffee Issuer LLC 2026-1A, A2 144A 6.380%, 5/20/56(1)	1,045	1,048
Sierra Timeshare Receivables Funding LLC
2023-2A, B 144A 6.280%, 4/20/40(1)	213	217
2024-2A, A 144A 5.140%, 6/20/41(1)	306	307
2025-3A, A 144A 4.440%, 8/22/44(1)	647	644
2026-1A, B 144A 4.800%, 12/22/42(1)	893	885
SoFi Consumer Loan Program Trust
2025-1, A 144A 4.800%, 2/27/34(1)	231	231
2025-4, B 144A 4.600%, 8/25/35(1)	1,000	995
2026-1, C 144A 4.740%, 12/26/35(1)	1,240	1,228
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(1)	1,034	1,040
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	1,355	1,340
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(1)	1,145	1,131
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(1)	436	441
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(1)(3)	931	922
Trafigura Securitisation Finance plc 2026-1A, A 144A 5.120%, 12/15/29(1)(4)	1,000	998
Triton Container Finance IX LLC 2026-1A, A 144A 5.260%, 5/20/51(1)	994	987
UPG HI Issuer Trust 2026-1, A 144A 5.030%, 2/25/48(1)	984	980
Upstart Securitization Trust
2025-2, A2 144A 5.220%, 6/20/35(1)	415	415
2026-1, B 144A 4.980%, 3/20/36(1)	1,060	1,054
UPSTART Securitization Trust 2026-3, B 144A 5.350%, 7/20/36(1)	710	709
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(1)	483	479
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Other—continued
VCAT LLC 2026-NPL2, A1 144A 5.062%, 2/25/56(1)(3)	$755	$751
VFI ABS LLC 2025-1A, A 144A 4.780%, 6/24/30(1)	265	265
Wingspire Equipment Finance LLC 2025-1A, A2 144A 4.330%, 9/20/33(1)	1,140	1,138
Wingstop Funding LLC 2020-1A, A2 144A 2.841%, 12/5/50(1)	1,256	1,220
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	1,262	1,203
		61,589

Student Loan—0.0%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(1)	34	33
Total Asset-Backed Securities (Identified Cost $127,705)		127,593

Corporate Bonds and Notes—24.1%
Communication Services—1.0%
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	616	615
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	32	32
144A 8.875%, 2/1/30(1)	395	402
144A 9.250%, 6/1/32(1)	50	51
Gray Media, Inc. 144A 7.250%, 8/15/33(1)	400	394
Nexstar Media, Inc.
144A 6.500%, 9/15/33(1)	175	175
144A 7.250%, 4/15/34(1)	95	95
PR RNO Property Owner 1 LLC 144A 6.500%, 5/1/31(1)	200	200
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	435	447
Snap, Inc. 144A 6.875%, 3/1/33(1)	85	83
T-Mobile USA, Inc. 3.875%, 4/15/30	632	612
Univision Communications, Inc. 144A 7.375%, 6/30/30(1)	405	406
Verizon Communications, Inc. 6.050%, 5/14/58	770	777
		4,289

Consumer Discretionary—0.9%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	70	71
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	933	929
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	952	924
Newell Brands, Inc. 6.375%, 9/15/27	515	519
Nissan Motor Acceptance Co. LLC 144A 5.625%, 9/29/28(1)	330	329
Sodexo, Inc. 144A 5.150%, 8/15/30(1)	791	796
	Par Value	Value

Consumer Discretionary—continued
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	$25	$26
		3,594

Consumer Staples—0.7%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	665	643
144A 5.500%, 3/31/31(1)	50	49
Coty, Inc. 144A 6.625%, 7/15/30(1)	395	395
Pilgrim’s Pride Corp. 4.250%, 4/15/31	860	825
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	345	350
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	500	502
		2,764

Energy—1.4%
BP Capital Markets plc 4.875% (5)	799	790
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	290	300
Enbridge, Inc. 7.375%, 1/15/83	710	727
Energy Transfer LP
8.000%, 5/15/54	115	122
Series G 7.125%(5)	325	335
HF Sinclair Corp. 5.750%, 1/15/31	626	639
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	201
Occidental Petroleum Corp. 7.875%, 9/15/31	350	394
Petroleos Mexicanos
7.690%, 1/23/50	388	362
6.350%, 2/12/48	517	427
South Bow Canadian Infrastructure Holdings Ltd. 7.625%, 3/1/55	560	587
Sunoco LP 144A 5.375%, 7/15/31(1)	70	69
TransCanada PipeLines Ltd. 6.125%, 10/17/56	420	425
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(1)	635	596
		5,974

Financials—11.7%
AerCap Ireland Capital DAC
6.950%, 3/10/55	367	380
6.500%, 1/31/56	427	433
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 6.851%, 8/15/53(3)	435	436
Ally Financial, Inc. 8.000%, 11/1/31	710	791
American Express Co.
5.085%, 1/30/31	354	358
(SOFR + 0.930%) 4.560%, 7/26/28(3)	86	86
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
American National Group, Inc. 7.000%, 12/1/55	$171	$167
Ameriprise Financial, Inc. 4.800%, 6/15/31	153	153
Apollo Debt Solutions BDC 144A 5.200%, 12/8/28(1)	615	606
Atlas Warehouse Lending Co. LP 144A 4.625%, 11/15/28(1)	835	824
Avilease Capital Ltd. 144A 5.500%, 6/30/31(1)	575	577
Azorra Finance Ltd. 144A 7.250%, 1/15/31(1)	395	406
Bank of America Corp.
6.125%(5)	445	449
1.734%, 7/22/27	1,045	1,043
2.551%, 2/4/28	413	408
Bank of New York Mellon Corp. (The) Series F 4.625% (5)	930	929
Barclays plc 7.385%, 11/2/28	798	825
Blackstone Private Credit Fund 5.950%, 7/16/29	640	640
Block, Inc.
6.500%, 5/15/32	540	551
144A 5.625%, 8/15/30(1)	50	50
Blue Owl Finance LLC 3.125%, 6/10/31	1,029	905
BPCE S.A. 144A 5.184%, 6/2/32(1)	835	834
Capital One Financial Corp. 4.722%, 1/30/32	815	804
Charles Schwab Corp. (The) Series H 4.000% (5)	947	889
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	270	281
Citadel Finance LLC
144A 4.750%, 2/14/29(1)	515	507
144A 5.150%, 2/14/31(1)	335	327
Citigroup, Inc.
4.503%, 9/11/31	704	695
(SOFR + 1.280%) 4.915%, 2/24/28(3)	861	865
CompoSecure Holdings LLC 144A 5.625%, 2/1/33(1)	5	5
Corebridge Financial, Inc. 6.875%, 12/15/52	870	883
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	220	223
Deutsche Bank AG
2.311%, 11/16/27	147	146
6.819%, 11/20/29	136	142
4.999%, 9/11/30	593	595
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	770	738
F&G Annuities & Life, Inc. 6.500%, 6/4/29	776	793
Fedex Freight Holding Co., Inc. 144A 4.650%, 3/15/31(1)	80	79
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	930	927
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	195	196
	Par Value	Value

Financials—continued
Global Payments, Inc. 4.875%, 11/15/30	$820	$806
Goldman Sachs Group, Inc. (The)
(3 month Term SOFR + 2.012%) 5.682%, 10/28/27(3)	1,551	1,559
(SOFR + 0.960%) 4.591%, 1/21/32(3)(6)	415	415
Goldman Sachs Private Credit Corp. 5.050%, 2/23/28(6)	535	532
HA Sustainable Infrastructure Capital, Inc. 6.150%, 1/15/31	780	800
Huntington Bancshares, Inc.
6.208%, 8/21/29	331	341
5.272%, 1/15/31	454	459
Imperial Brands Finance plc 144A 5.500%, 2/1/30(1)	586	599
Intesa Sanpaolo SpA 144A 5.000%, 6/29/30(1)	200	200
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(1)	875	879
JPMorgan Chase & Co.
2.956%, 5/13/31	696	650
(SOFR + 1.180%) 4.815%, 2/24/28(3)	1,447	1,453
KeyCorp 5.121%, 4/4/31	804	810
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,110	1,104
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,385	1,375
Lseg U.S. Fin Corp. 144A 4.500%, 3/23/31(1)	845	833
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(1)	110	110
Morgan Stanley
2.475%, 1/21/28	906	896
5.123%, 2/1/29	1,062	1,068
NatWest Group plc 6.475%, 6/1/34	805	835
NextEra Energy Capital Holdings, Inc. 6.375%, 8/15/55	779	793
Northern Trust Corp. 3.375%, 5/8/32	695	686
OAK-Eagle Acquireco, Inc. 144A 7.250%, 7/1/33(1)	65	68
OneMain Finance Corp.
6.625%, 1/15/28	185	188
6.750%, 3/15/32	340	341
PNC Financial Services Group, Inc. (The)
5.222%, 1/29/31	419	426
Series V 6.200%(5)	405	411
RGA Global Funding 144A 4.600%, 11/25/30(1)	815	804
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	160	163
Societe Generale S.A. 144A 5.634%, 1/19/30(1)	840	854
South Bow USA Infrastructure Holdings LLC 5.026%, 10/1/29	693	695
State Street Corp.
5.684%, 11/21/29	394	404
Series I 6.700%(5)	390	403
Stellantis Finance U.S., Inc. 144A 5.750%, 3/18/30(1)	633	633
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(1)	$245	$241
Toronto-Dominion Bank (The) 8.125%, 10/31/82	771	797
Truist Bank 4.632%, 9/17/29	641	636
Truist Financial Corp. 7.161%, 10/30/29	540	569
U.S. Bancorp
5.046%, 2/12/31	604	610
4.967%, 7/22/33	439	435
UBS AG 5.650%, 9/11/28	535	548
Wells Fargo & Co.
3.526%, 3/24/28	342	339
6.303%, 10/23/29	647	669
5.150%, 4/23/31	399	403
		48,786

Health Care—2.5%
180 Medical, Inc. 144A 3.875%, 10/15/29(1)	940	901
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	15	15
Augusta SpinCo Corp. 4.656%, 3/23/31	400	397
Baxter International, Inc. 4.900%, 12/15/30	825	819
Centene Corp. 4.625%, 12/15/29	420	407
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(1)	140	137
CVS Health Corp. 7.000%, 3/10/55	555	576
Dentsply Sirona, Inc. 3.250%, 6/1/30	952	881
GENMAB A/S 144A 6.250%, 12/15/32(1)	30	31
HCA, Inc. 5.450%, 4/1/31	857	876
IQVIA, Inc.
5.700%, 5/15/28	493	501
6.250%, 2/1/29	391	404
144A 6.250%, 6/1/32(1)	440	447
Medline Borrower LP 144A 3.875%, 4/1/29(1)	850	825
Royalty Pharma plc 5.150%, 9/2/29	919	931
Smith & Nephew plc 2.032%, 10/14/30	1,121	996
Tenet Healthcare Corp. 144A 5.500%, 11/15/32(1)	225	224
Universal Health Services, Inc. 1.650%, 9/1/26	1,034	1,030
Viatris, Inc. 144A 2.300%, 6/22/27(1)	— (7)	— (7)
		10,398

	Par Value	Value

Industrials—1.6%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	$947	$947
Aviation Capital Group LLC
144A 5.375%, 7/15/29(1)	544	550
144A 6.375%, 7/15/30(1)	184	193
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	696	636
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	360	335
Carpenter Technology Corp. 144A 5.625%, 3/1/34(1)	20	20
Clarios Global LP 144A 6.750%, 2/15/30(1)	25	26
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	975	877
Esab Corp. 144A 5.625%, 4/1/31(1)	50	50
Flowserve Corp. 3.500%, 10/1/30	690	651
Herc Holdings, Inc.
144A 7.000%, 6/15/30(1)	470	487
144A 5.750%, 3/15/31(1)	25	25
Hilton Domestic Operating Co., Inc.
144A 5.875%, 4/1/29(1)	135	136
144A 5.500%, 9/15/31(1)	48	48
144A 5.750%, 9/15/33(1)	480	482
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	95	97
Rio Grande LNG LLC 144A 5.250%, 6/30/31(1)	383	383
Stanley Black & Decker, Inc. 6.707%, 3/15/60	610	607
United Airlines Holdings, Inc.
4.875%, 3/1/29	255	252
5.375%, 3/1/31	25	25
		6,827

Information Technology—1.1%
Broadcom, Inc. 4.350%, 2/15/30	764	757
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	515	500
Gartner, Inc. 144A 3.750%, 10/1/30(1)	860	785
Kyndryl Holdings, Inc. 2.700%, 10/15/28	613	576
Oracle Corp.
6.150%, 11/9/29	200	205
6.250%, 11/9/32	409	420
Vontier Corp. 2.400%, 4/1/28	732	703
VSP Optical Group, Inc. 144A 5.400%, 6/1/33(1)	830	832
WESCO Distribution, Inc. 144A 5.250%, 4/15/31(1)	70	69
		4,847

Materials—0.9%
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,051	1,050
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Materials—continued
Berry Global, Inc. 5.800%, 6/15/31	$827	$857
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(1)	308	312
INEOS Finance plc 144A 7.500%, 4/15/29(1)	330	321
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	789	801
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	25	25
Sonoco Products Co. 4.600%, 9/1/29	267	265
		3,631

Real Estate—0.3%
EPR Properties 4.750%, 11/15/30	660	646
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	475	468
Millrose Properties, Inc. 144A 6.375%, 8/1/30(1)	290	294
		1,408

Utilities—2.0%
AES Corp. (The) 7.600%, 1/15/55	395	404
Chpe LLC 144A 4.875%, 6/30/31(1)	845	843
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	626	638
Entergy Corp. 7.125%, 12/1/54	760	786
Ferrellgas LP 144A 5.875%, 4/1/29(1)	520	506
National Grid plc 5.602%, 6/12/28	611	622
NiSource, Inc. 6.950%, 11/30/54	464	480
NRG Energy, Inc.
144A 4.955%, 4/30/31(1)	840	831
144A 5.875%, 5/15/34(1)	155	154
Puget Energy, Inc. 2.379%, 6/15/28	735	702
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,108	1,104
Spire, Inc. 6.250%, 6/1/56	530	528
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(1)	35	38
144A 6.500%, 1/15/34(1)	85	89
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	705	730
		8,455

Total Corporate Bonds and Notes (Identified Cost $100,686)		100,973

	Par Value	Value

Leveraged Loans—3.4%
Aerospace—0.3%
AAdvantage Loyalty IP Ltd. (3 month Term SOFR + 2.250%) 5.925%, 4/20/28(3)	$322	$321
As Mileage Plan Ip Ltd. 2026 (3 month Term SOFR + 2.000%) 5.643%, 5/12/33(3)	350	348
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 5.644%, 10/31/31(3)	194	195
Tranche B-2 (1 month Term SOFR + 2.000%) 5.644%, 10/31/31(3)	74	74
TransDigm, Inc. Tranche J (1 month Term SOFR + 2.500%) 6.144%, 2/28/31(3)	348	349
		1,287

Chemicals—0.0%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.894%, 2/19/30(3)	113	103
Consumer Durables—0.1%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.671%, 8/13/32(3)	273	273
Energy—0.2%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(3)	423	424
CQP Holdco LP Tranche B (3 month Term SOFR + 1.750%) 5.482%, 12/31/32(3)	60	60
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.641%, 5/19/33(3)	311	311
Paragon Offshore Finance Co. (6 month PRIME + 0.000%) 3.750%, 7/19/27(4)(8)	— (7)	—
Whitewater Matterhorn Holdings LLC Tranche B (3 month Term SOFR + 1.750%) 5.500%, 6/16/32(3)	70	69
		864

Financials—0.2%
Citadel Securities LP 2026 (3 month Term SOFR + 2.000%) 5.661%, 6/10/33(3)	380	379
Hudson River Trading LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.139%, 3/18/30(3)	254	252
		631

Food / Tobacco—0.2%
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 5.877%, 9/30/31(3)	301	298
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Red SPV LLC (1 month Term SOFR + 2.250%) 5.902%, 3/15/32(3)	$356	$356
		654

Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.894%, 2/6/30(3)	210	203
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 5.482%, 11/30/30(3)	462	457
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.613%, 11/5/31(3)	330	330
Light & Wonder International, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 5.639%, 4/16/29(3)	215	214
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.639%, 10/21/32(3)	343	343
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.508%, 3/13/28(3)	409	396
TKO Worldwide Holdings LLC Tranche B-7 (3 month Term SOFR + 1.750%) 5.412%, 11/21/31(3)	319	318
		2,261

Health Care—0.2%
DaVita, Inc. 2025, Tranche B-2 (1 month Term SOFR + 1.750%) 5.394%, 5/9/31(3)	135	134
Grifols International Services Designated Activity Co. Tranche B, First Lien (6 month Term SOFR + 2.500%) 6.187%, 4/14/33(3)	139	140
Mckesson Medical-Surgical Top Holdings, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.982%, 6/9/32(3)	70	70
Medline Borrower LP 2030 (1 month Term SOFR + 1.500%) 5.144%, 5/16/33(3)	347	345
Phoenix Guarantor, Inc. Tranche B-6 (1 month Term SOFR + 2.000%) 5.640%, 2/21/31(3)	297	296
		985

Housing—0.2%
Construction Partners, Inc. (1 month Term SOFR + 2.000%) 5.637%, 11/3/31(3)	245	245
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 5.894%, 3/19/29(3)	362	361
Qxo Building Products, Inc. Tranche B 0.000%, 7/1/33(3)(9)	85	85
		691

	Par Value	Value

Information Technology—0.3%
Belden, Inc. 0.000%, 7/1/33(3)(9)	$65	$65
CACI International, Inc. Tranche B-2 (1 month Term SOFR + 1.750%) 5.394%, 2/25/33(3)	109	109
Coreweave Compute Acquisition Co. IV LLC (1 month Term SOFR + 4.500%) 8.120%, 11/6/31(3)	210	214
Esco Technologies, Inc. Tranche B, First Lien 0.000%, 5/27/33(3)(9)	60	60
Shift4 Payments LLC 0.000%, 7/3/32(3)(9)	305	304
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.644%, 5/9/31(3)	420	419
UKG, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.913%, 2/10/31(3)	214	201
		1,372

Manufacturing—0.1%
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.394%, 6/4/31(3)	428	427
Media / Telecom - Broadcasting—0.1%
Discovery Global Holdings, Inc. (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(3)	108	108
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.941%, 1/31/29(3)	357	354
		462

Media / Telecom - Cable/Wireless Video—0.2%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 5.942%, 12/15/31(3)	338	333
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.894%, 9/18/30(3)	350	312
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.175%, 8/2/29(3)	224	225
		870

Media / Telecom - Diversified Media—0.1%
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 1.750%) 5.482%, 9/30/31(3)	350	350
Retail—0.1%
Chewy, Inc. (3 month Term SOFR + 1.750%) 5.446%, 6/16/33(3)	40	40
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.894%, 6/11/31(3)	235	234
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Retail—continued
Skechers USA, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 6.394%, 9/13/32(3)	$125	$125
		399

Service—0.3%
Adi Global Distribution Funding LLC Tranche B 0.000%, 6/17/33(3)(9)	35	35
BrightView Landscapes LLC (1 month Term SOFR + 2.000%) 5.636%, 6/17/33(3)	260	259
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.644%, 1/31/31(3)	245	245
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.232%, 11/24/28(3)	428	397
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 5.619%, 10/13/30(3)	285	283
		1,219

Transportation - Automotive—0.1%
Belron Finance 2019 LLC (3 month Term SOFR + 2.000%) 5.657%, 10/16/31(3)	224	224
Utilities—0.2%
Alpha Generation LLC (1 month Term SOFR + 1.750%) 5.394%, 6/10/33(3)	550	543
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.894% - 5.982%, 6/23/32(3)	235	235
Pathfinder Power LLC Tranche B 0.000%, 6/22/33(3)(9)	30	30
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.673%, 1/27/31(3)	230	230
		1,038

Total Leveraged Loans (Identified Cost $14,226)		14,110

	Shares
Affiliated Exchange-Traded Funds—2.0%
Financials—2.0%
Virtus Newfleet Securitized Income ETF(10)(11)	253,104	6,117
Virtus Newfleet Short Duration High Yield Bond ETF(10)(11)	103,000	2,238
		8,355

Total Affiliated Exchange-Traded Funds (Identified Cost $8,421)		8,355

Total Long-Term Investments—95.0% (Identified Cost $398,299)		397,545

	Shares	Value

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(11)	8,394,442	$8,394
Total Short-Term Investment (Identified Cost $8,394)		8,394

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(11)(12)	752,741	753
Total Securities Lending Collateral (Identified Cost $753)		753

TOTAL INVESTMENTS—97.2% (Identified Cost $407,446)		$406,692
Other assets and liabilities, net—2.8%		11,754
NET ASSETS—100.0%		$418,446

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CDX.HY.CDSI	CDX High Yield Credit Default Swap Index
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $239,352 or 57.2% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	Amount is less than $500 (not in thousands).
(8)	Security in default; no interest payments are being received.
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
(9)	This loan will settle after June 30, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Affiliated investment.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
United Kingdom	2
Ireland	1
Canada	1
France	1
Romania	1
Total	100%
† % of total investments as of June 30, 2026.

Centrally cleared credit default swaps - buy protection(1) outstanding as of June 30, 2026 were as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.HY.CDSI.S46	Quarterly	5.000%	06/20/31	$3,782	$(310)	$(288)	$—	$(22)
Total					$(310)	$(288)	$—	$(22)

Footnote Legend:
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$27,421	$—	$27,421	$—
Foreign Government Securities	3,446	—	3,446	—
Mortgage-Backed Securities	115,647	—	115,647	—
Asset-Backed Securities	127,593	—	126,333	1,260
Corporate Bonds and Notes	100,973	—	100,973	—
Leveraged Loans	14,110	—	14,110	— (1)
Affiliated Exchange-Traded Funds	8,355	8,355	—	—
Money Market Mutual Fund	8,394	8,394	—	—
Securities Lending Collateral	753	753	—	—
Total Assets	406,692	17,502	387,930	1,260
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swaps	(310)	—	(310)	—
Total Liabilities	(310)	—	(310)	—
Total Investments	$406,382	$17,502	$387,620	$1,260

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $262 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.